CONTENT ASSETS - Estimated Amortization Expense (Details) - 12 months ended Dec. 31, 2020 ₽ in Millions, $ in Millions	RUB (₽)	USD ($)	USD ($)
Estimated amortization expense
2021	₽ 3,981		$ 53.9
2022	3,673		49.7
2023	3,034		41.1
Content Assets
Estimated amortization expense
2021	3,687		49.9
2022	1,560		21.1
2023	926		12.5
Total	6,173	$ 83.5
Licensed content, net
Estimated amortization expense
2021	3,541
2022	1,309
2023	626
Total	5,476
Produced content, net
Estimated amortization expense
2021	146
2022	251
2023	300
Total	697
Completed and not released
Estimated amortization expense
Costs of completed films expected amortization in next operating cycle	₽ 35		$ 0.5